Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

16	Subsequent events

The Company has assessed all subsequent events through October 24, 2025, which is the date that these consolidated financial statements are issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statement.

(a)	On May 21, 2025, the Company received a notice from NYSE American indicating that the Company was not in compliance with the continued listing standards set forth in Sections 1003(a)(ii) of the NYSE American Company Guide (the “Company Guide”). Section 1003(a)(ii) applies if a listed company has stockholders’ equity of less than US$4.0 million and has reported losses from continuing operations and/or net losses in three of its four most recent fiscal years. The Company is also not currently eligible for any exemption in Section 1003(a) of the Company Guide from the stockholders’ equity requirements. As a result, the Company has become subject to the procedures and requirements of Section 1009 of the Company Guide and must submit a plan to NYSE American by June 20, 2025 addressing how the Company intend to regain compliance with Section 1003(a)(ii) of the Company Guide by November 21, 2026. On June 20, 2025, the Company submitted a plan to the NYSE American to regain compliance within the required timeframe. On August 5, 2025, the Company’s plan to regain compliance within the required timeframe was accepted by the NYSE American. In addition, although the plan has been accepted by NYSE American, if the Company is not in compliance with the continued listing standards by November 21, 2026, or if the Company does not make progress consistent with the plan during the plan period, the Company will be subject to delisting proceedings. The Company is subject to periodic NYSE American reviews, including quarterly monitoring for compliance with the plan. The Company’s Class A voting shares will continue to be listed during the plan period pursuant to an extension and trade on the symbol “RYDE”.

(b)	On August 21, 2025, Barentsz Capital Ltd acquired 40% shareholding of RGT (BVI) Ltd, establishing a strategic partnership with the Company to provide management consultancy services.

(c)	On September 2, 2025, the Company’s Registration Statement on Form F-3 (File No. 333-288587) has been declared effective. The Company may, from time to time in one or more offerings, offer and sell up to US$100,000,000 in the aggregate of Class A Ordinary Shares of par value US$0.0002 per share in the capital of the Company, warrants, units and rights to purchase Class A Ordinary Shares, debt securities, rights or any combination of the foregoing, either individually or as units comprised of one or more of the other securities.

(d)	On September 10, 2025, the Company completed a registered direct offering. In this offering, the Company issued 6,422,000 Class A ordinary shares at a price of US$0.25 per Class A share. The Company received gross proceeds in the amount of US$1.6 million.

(e)	On September 15, 2025, the Board of Directors of the Company adopted a resolution approving the conversion of 1,365,225 Class B Ordinary Shares currently held at the Company’s transfer agent under the ownership of Octava Fund Limited (“Octava”) to Class A Ordinary Shares. The 1,365,225 Class B Ordinary Shares will be cancelled and an equivalent number of 1,365,225 Class A Ordinary shares will be issued to Octava on a one-for-one basis.

(f)	On October 9, 2025, the Company completed a private offering. In this offering, the Company issued 33,340,000 Class A ordinary shares at a price of US$0.30 per Class A share. The Company received gross proceeds in the amount of US$10 million.

(g)	On October 10, 2025, the Company issued 2,000,000 Class B Ordinary Shares of the Company, to Mr. Terence Zou, the Chairman of the Board of Directors and Chief Executive Officer of the Company, to recognize his significant contribution to the Company’s successful completion of the US$1.6 million fundraising through a registered direct offering. The Board has further authorized the allotment and issuance of up to 30,000,000 additional Class B Ordinary Shares to Mr. Terence Zou, tied to performance-based milestones aligned with Ryde’s long-term value creation goals. After such issuance, Mr. Terence Zou beneficially owns an aggregate 7,177,175 Class B Ordinary Shares.